Other (Income) Expense, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of Other Expense (Income)
Other (income) expense, net, consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Interest expense	$8	$196	$36	$654
Interest income	(41)	(3)	(64)	(8)
Gain on extinguishment of accrued interest	—	—	(56)	—
Imputed interest expense on 2025 bridge loans	—	112	—	137
Change in fair value of warrant liabilities	62	—	62	—
Other expense	23	4	32	13

Total other expense, net	$52	$309	$10	$796

Other Expense (income) consisted of the following (in thousands):

	Year ended December 31,
	2025	2024	2023
Interest expense	$895	$1,144	$1,151
Interest income	(33)	(27)	(252)
Imputed interest expense on 2025 bridge loans	154	—	—
Gain on extinguishment of the CFF 2021 award	(1,236)	—	—
Change in fair value of warrant liabilities	—	(376)	(1,593)
Change in fair value of derivative liabilities	(95)	—	50
Gain on sale of fixed assets	(1)	(38)	(288)
Gain on debt conversion	(154)	—	—
Loss on debt extinguishment	—	25	436
Loss on issuance of common stock	—	—	231
Other	27	(53)	31
Total other expense (income), net	$(443)	$675	$(234)